245 Summer Street

Fidelity® Investments

Boston, MA 02210

November 3, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:

Fidelity Aberdeen Street Trust (the trust): File Nos. 033-43529 and 811-06440

Fidelity Flex Freedom 2005 Fund

Fidelity Flex Freedom 2010 Fund

Fidelity Flex Freedom 2015 Fund

Fidelity Flex Freedom 2020 Fund

Fidelity Flex Freedom 2025 Fund

Fidelity Flex Freedom 2030 Fund

Fidelity Flex Freedom 2035 Fund

Fidelity Flex Freedom 2040 Fund

Fidelity Flex Freedom 2045 Fund

Fidelity Flex Freedom 2050 Fund

Fidelity Flex Freedom 2055 Fund

Fidelity Flex Freedom 2060 Fund

Fidelity Flex Freedom Income Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplement(s) to the registration statement for the fund(s) listed above. The purpose of this filing is to submit the 497 filing in XBRL for the fund(s).

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Sincerely,

/s/Renee Cummings
Renee Cummings
Legal Product Group